DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS AND GENERAL [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1          -      DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. ("Tower") include the financial statements of Tower and its wholly-owned subsidiaries (i) Jazz Technologies, the parent company and its wholly-owned subsidiary, Jazz Semiconductor, Inc, an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies and its wholly-owned subsidiaries are collectively referred to herein as "Jazz"), and (ii) from June 2011, TowerJazz Japan Ltd. ("TJP"), a company which owns and operates the facility acquired in Nishiwaki, Japan Tower and its wholly-owned subsidiaries are referred to as the "Company" References to the "Company" for dates prior to the acquisition of TJP, shall exclude TJP.

The Company is a global specialty foundry leader, manufacturing integrated circuits with geometries ranging from 1.0 to 0.13-micron. The Company provides industry leading design enablement tools to allow complex designs to be achieved quickly and more accurately and offers a broad range of customizable process technologies including SiGe, BiCMOS, Mixed-Signal and RFCMOS, CMOS Image Sensor, Power Management (BCD), and Non-Volatile Memory (NVM) as well as MEMS capabilities. To provide multi-fab sourcing for its customers, the Company maintains two manufacturing facilities in Israel, one in the U.S., and one in Japan, with additional capacity available in China through manufacturing partnerships.
Tower's ordinary shares are traded on the NASDAQ Global Market and on the Tel-Aviv Stock Exchange.

During the past two years, the Company experienced business and financial improvement, as reflected by the improvement in the Company's revenue and margins as compared to the period prior to mid-2009 which was negatively affected by the global economic downturn that commenced in 2008. However, following the recent economic slowdown in Europe and worldwide and following the conditions in the financial markets, the semiconductor industry experienced weakening customer demand and reduced rate of growth. Market analysts are currently cautious in regards to the global economic conditions forecasted for 2012 and beyond, and there can be no assurance that the global economic conditions will not negatively affect the Company's business and financial position. There is no assurance that another downturn in the semiconductor industry and/or in the global economy will not occur. The effects of another downturn in the semiconductor industry and/or in the global economy may include global decreased demand, downward price pressure, excess inventory and unutilized capacity worldwide, which may negatively impact consumer and customer demand for the Company's products and the end products of the Company's customers. A downturn in the semiconductor industry and/or in the global economy may adversely affect the Company's commercial relationships with its customers, suppliers, and creditors, including its lenders, its plans to continue its capacity growth, and the Company's future financial results and position, including its ability to raise funds in the capital markets and to fulfill its debt obligations and other liabilities, comprised mainly of banks' loans and debentures.

The Company is exploring various ways to fund its capacity growth plans and the ramp-up of its business, technology capabilities and manufacturing capacity, including of its newly acquired fab in Japan and fulfill its debt obligations and other liabilities, however there is no assurance when, if at all, such funding will be available to the Company. Such funding is including, among others, debt restructuring and/or refinancing, possible financing transactions, sale of assets, intellectual property licensing, possible sale and lease-back of real estate assets and improving cash flow from operations thorough operating efficiencies.

See further details in Notes 7B, 12B, 13, 17.